Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income RMB CNY (¥)	Accumulated deficit CNY (¥)	Total Lixiang Education Holding Co., Ltd. shareholders’ equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 14,690	¥ 30,508	¥ 305,460,907	¥ 60,201,702	¥ 5,514,488	¥ (118,280,159)	¥ 252,942,136	¥ 548,631	¥ 253,490,767
Balance (in Shares) at Dec. 31, 2022 | shares	21,667,000	45,000,000
Net loss for the year						(126,630,648)	(126,630,648)	(359,218)	(126,989,866)
Issuance of ordinary shares	¥ 35,894		43,037,505				43,073,399		43,073,399
Issuance of ordinary shares (in Shares) | shares	50,000,000
Reversal of shareholder’s deemed contribution			(17,455,572)				(17,455,572)		(17,455,572)
Offering costs			(1,216,965)				(1,216,965)		(1,216,965)
Withdrawal of non-controlling shareholders (Note 21)								(500,000)	(500,000)
Disposal Qingtian International School			3,726,595				3,726,595		3,726,595
Provision of statutory reserve				408,841		(408,841)
Foreign currency translation					2,970,553		2,970,553		2,970,553
Balance at Dec. 31, 2023	¥ 50,584	¥ 30,508	333,552,470	60,610,543	8,485,041	(245,319,648)	157,409,498	(310,587)	157,098,911
Balance (in Shares) at Dec. 31, 2023 | shares	71,667,000	45,000,000
Net loss for the year						(24,627,666)	(24,627,666)	(74,367)	(24,702,033)
Disposal of non-controlling interests (Note21)								(255,999)	(255,999)
Reversal of shareholder’s deemed contribution			9,546,392				9,546,392		9,546,392
Foreign currency translation					3,809,859		3,809,859		3,809,859
Balance at Dec. 31, 2024	¥ 50,584	¥ 30,508	343,098,862	60,610,543	12,294,900	(269,947,314)	146,138,083	(640,953)	145,497,130
Balance (in Shares) at Dec. 31, 2024 | shares	71,667,000	45,000,000
Net loss for the year						(121,903,694)	(121,903,694)	640,953	(121,262,741)	$ (17,340,342)
Issuance of ordinary shares	¥ 1,318,014		249,104,646				250,422,660		250,422,660
Issuance of ordinary shares (in Shares) | shares	1,800,000,000
Reversal of shareholder’s deemed contribution			(115,702,723)				(115,702,723)		(115,702,723)
Foreign currency translation					(5,747,573)		(5,747,573)		(5,747,573)
Balance at Dec. 31, 2025	¥ 1,368,598	¥ 30,508	¥ 476,500,785	¥ 60,610,543	¥ 6,547,327	¥ (391,851,008)	¥ 153,206,753		¥ 153,206,753	$ 21,908,274
Balance (in Shares) at Dec. 31, 2025 | shares	1,871,667,000	45,000,000